Income Taxes (Tables)	12 Months Ended
May 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Loss Before Income Taxes
The components of loss before income taxes are as follows:

(in millions)	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011
Domestic	$(747.4)	$(796.1)	$(238.2)
Foreign	6.3	205.3	(826.4)
Total	$(741.1)	$(590.8)	$(1,064.6)

Schedule of Income Tax Benefit
The income tax benefit is summarized as follows:

(in millions)	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011
Current:
Federal	$13.7	$(9.5)	$(13.3)
State	6.8	3.0	11.1
Foreign	35.5	42.6	53.9
Sub-total	56.0	36.1	51.7
Deferred:
Federal	(169.3)	(83.6)	(43.1)
State	11.9	(0.9)	(51.2)
Foreign	(16.3)	(83.6)	(172.2)
Sub-total	(173.7)	(168.1)	(266.5)
Total income tax benefit	$(117.7)	$(132.0)	$(214.8)

Reconciliation of Statutory Federal Income Tax Rate to Effective Tax Rate
A reconciliation of the statutory federal income tax rate to the Company’s U.S. effective tax rate is as follows:

	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011
U.S. statutory income tax rate	(35.0)%	(35.0)%	(35.0)%
State taxes, net of federal deduction	(1.8)	(0.5)	(0.6)
Effect of foreign taxes	(1.6)	(1.1)	(2.8)
Change in liability for uncertain tax positions	2.6	(3.7)	1.7
Goodwill impairment	22.4	17.3	13.9
Change in tax laws and rates	2.0	(2.6)	(4.4)
Tax on foreign earnings, net of foreign tax credits	(5.9)	8.9	0.5
Other	1.4	(5.6)	6.5
Effective tax rate	(15.9)%	(22.3)%	(20.2)%

Schedule of Components of Net Deferred Income Tax Assets and Liabilities
The components of the net deferred income tax assets and liabilities at May 31, 2013 and 2012 are as follows:

(in millions)	May 31, 2013	May 31, 2012
Deferred income tax assets:
Accounts receivable	$14.1	$22.5
Inventories	68.8	62.8
Accrued expenses	85.7	48.9
Tax benefit of net operating losses, tax credits and other carryforwards	106.3	74.9
Future benefit of uncertain tax positions	13.0	12.1
Stock-based compensation	55.7	39.1
Unrealized mark-to-mark and currency gains and losses	33.9	29.0
Other	11.5	0.7
Deferred income tax assets	389.0	290.0
Less: Valuation allowance	(68.8)	(45.7)
Total deferred income tax assets	320.2	244.3
Deferred income tax liabilities:
Property, plant, equipment and Intangibles	(1,316.2)	(1,390.4)
Unremitted foreign earnings	(4.4)	(36.6)
Other	(9.5)	(22.6)
Total deferred income tax liabilities	(1,330.1)	(1,449.6)
Total net deferred income tax liabilities	$(1,009.9)	$(1,205.3)

Reconciliation of Beginning and Ending Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in millions)	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011
Unrecognized tax benefits, beginning of period	$63.0	$90.9	$73.8
Addition based on tax positions related to the current year	14.1	10.9	20.0
Addition (reduction) for tax positions of prior periods	1.3	(14.8)	5.2
Reduction related to settlements with tax authorities	—	(0.1)	—
Reduction related to lapse of statute of limitations	—	(23.9)	(8.1)
Unrecognized tax benefits, end of period	$78.4	$63.0	$90.9